Debt and Credit Agreements - Schedule of Hydro One's Consolidated Committed, Unsecured and Unused Credit Facilities (Detail)	12 Months Ended
Dec. 31, 2015 CAD
Revolving Stand By Credit Facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility maturity period	2020-06
Maximum borrowing capacity	CAD 1,500,000,000
Three Year Senior Revolving Term Credit Facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility maturity period	2018-10
Maximum borrowing capacity	CAD 800,000,000
Committed, Unsecured and Unused Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	CAD 2,300,000,000